RESERVE FOR LOSSES AND LAE - Schedule of Ultimate Loss and ALAE and Paid Loss and ALAE, Net of Reinsurance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
Liability for unpaid claims and claims adjustment expense, incurred claims	$ 10,859	$ 11,305	$ 8,427
Reinsurance Treaty | Casualty Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	20,200
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	8,614
Liabilities for claims and claim adjustment expenses, net of reinsurance	12,458
All outstanding liabilities prior to 2016, net of reinsurance	871
Reinsurance Treaty | Casualty Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	935	894	875	$ 847	$ 826	$ 828	$ 773	$ 785	$ 793	$ 723
Total of IBNR Liabilities Plus Expected Development on Reported Claims	52
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	783	722	663	607	545	477	395	306	185	90
Reinsurance Treaty | Casualty Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,007	923	900	841	796	791	726	738	792
Total of IBNR Liabilities Plus Expected Development on Reported Claims	50
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	882	801	678	585	502	393	284	173	80
Reinsurance Treaty | Casualty Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,634	1,609	1,562	1,475	1,424	1,401	1,341	1,368
Total of IBNR Liabilities Plus Expected Development on Reported Claims	209
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,193	1,084	895	736	599	454	273	190
Reinsurance Treaty | Casualty Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,816	1,778	1,729	1,698	1,686	1,686	1,657
Total of IBNR Liabilities Plus Expected Development on Reported Claims	283
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,268	1,109	865	668	505	349	236
Reinsurance Treaty | Casualty Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,698	1,694	1,661	1,700	1,718	1,779
Total of IBNR Liabilities Plus Expected Development on Reported Claims	377
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,056	854	634	434	261	202
Reinsurance Treaty | Casualty Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,193	2,222	2,125	2,191	2,230
Total of IBNR Liabilities Plus Expected Development on Reported Claims	793
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,041	734	489	302	220
Reinsurance Treaty | Casualty Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,759	2,624	2,568	2,612
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,279
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	987	616	357	209
Reinsurance Treaty | Casualty Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,848	2,732	2,579
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,655
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	745	392	196
Reinsurance Treaty | Casualty Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,632	2,638
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,945
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	428	208
Reinsurance Treaty | Casualty Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,678
Total of IBNR Liabilities Plus Expected Development on Reported Claims	2,276
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	232
Reinsurance Treaty | Property Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	25,756
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	19,545
Liabilities for claims and claim adjustment expenses, net of reinsurance	6,363
All outstanding liabilities prior to 2016, net of reinsurance	152
Reinsurance Treaty | Property Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,489	1,450	1,498	1,496	1,498	1,497	1,518	1,528	1,490	1,619
Total of IBNR Liabilities Plus Expected Development on Reported Claims	12
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,449	1,444	1,422	1,411	1,396	1,383	1,332	1,218	938	451
Reinsurance Treaty | Property Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	3,587	3,537	3,537	3,523	3,507	3,463	3,345	3,243	2,617
Total of IBNR Liabilities Plus Expected Development on Reported Claims	6
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	3,543	3,498	3,363	3,288	3,196	2,998	2,620	2,082	774
Reinsurance Treaty | Property Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,378	2,338	2,280	2,295	2,341	2,406	2,400	2,542
Total of IBNR Liabilities Plus Expected Development on Reported Claims	37
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	2,285	2,264	2,134	2,069	2,004	1,895	1,508	536
Reinsurance Treaty | Property Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,906	1,910	1,801	1,794	1,907	1,940	1,929
Total of IBNR Liabilities Plus Expected Development on Reported Claims	33
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,830	1,823	1,682	1,552	1,401	1,116	693
Reinsurance Treaty | Property Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,359	2,252	2,256	2,258	2,285	2,207
Total of IBNR Liabilities Plus Expected Development on Reported Claims	39
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	2,234	2,164	1,933	1,667	1,287	492
Reinsurance Treaty | Property Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,501	2,395	2,492	2,556	2,514
Total of IBNR Liabilities Plus Expected Development on Reported Claims	40
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	2,415	2,268	1,922	1,470	658
Reinsurance Treaty | Property Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,293	2,394	2,681	2,979
Total of IBNR Liabilities Plus Expected Development on Reported Claims	65
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	2,019	1,809	1,300	615
Reinsurance Treaty | Property Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,798	2,106	2,446
Total of IBNR Liabilities Plus Expected Development on Reported Claims	163
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,408	1,079	562
Reinsurance Treaty | Property Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	3,194	3,558
Total of IBNR Liabilities Plus Expected Development on Reported Claims	993
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,360	734
Reinsurance Treaty | Property Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	4,250
Total of IBNR Liabilities Plus Expected Development on Reported Claims	2,204
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,003
Global Wholesale & Specialty | Casualty Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	3,391
2025 Prior Year Development Excluding the Impact of ADC	69
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,444
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,501
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	37
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,927
Incurred Impact of ADC	202
IBNR Impact of ADC	143
2025 (Net of Impact of ADC)	3,189
Total of IBNR Liabilities Net of Impact of ADC	1,301
All outstanding liabilities prior to 2016, net of reinsurance	37
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	123	122	131	123	125	123	157	146	147	144
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	5
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 118	115	112	106	86	77	68	47	28	9
Cumulative Number of Reported Claims | claim	3,396
Incurred Impact of ADC	$ 2
IBNR Impact of ADC	1
2025 (Net of Impact of ADC)	121
Total of IBNR Liabilities Net of Impact of ADC	4
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	152	150	175	167	176	172	167	150	153
2025 Prior Year Development Excluding the Impact of ADC	2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	12
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 139	137	132	119	88	70	51	29	9
Cumulative Number of Reported Claims | claim	3,363
Incurred Impact of ADC	$ 1
IBNR Impact of ADC	1
2025 (Net of Impact of ADC)	151
Total of IBNR Liabilities Net of Impact of ADC	11
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	217	218	232	200	207	205	190	173
2025 Prior Year Development Excluding the Impact of ADC	(1)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	14
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 173	162	157	131	91	66	37	12
Cumulative Number of Reported Claims | claim	3,659
Incurred Impact of ADC	$ 4
IBNR Impact of ADC	2
2025 (Net of Impact of ADC)	214
Total of IBNR Liabilities Net of Impact of ADC	13
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	269	275	281	268	239	224	197
2025 Prior Year Development Excluding the Impact of ADC	(5)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	34
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 216	205	171	137	79	47	15
Cumulative Number of Reported Claims | claim	4,063
Incurred Impact of ADC	$ 6
IBNR Impact of ADC	3
2025 (Net of Impact of ADC)	263
Total of IBNR Liabilities Net of Impact of ADC	31
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	236	251	243	254	248	208
2025 Prior Year Development Excluding the Impact of ADC	(15)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	31
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 177	156	125	88	44	11
Cumulative Number of Reported Claims | claim	3,522
Incurred Impact of ADC	$ 8
IBNR Impact of ADC	5
2025 (Net of Impact of ADC)	229
Total of IBNR Liabilities Net of Impact of ADC	26
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	295	308	301	293	220
2025 Prior Year Development Excluding the Impact of ADC	(13)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	79
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 177	138	98	58	15
Cumulative Number of Reported Claims | claim	3,816
Incurred Impact of ADC	$ 14
IBNR Impact of ADC	8
2025 (Net of Impact of ADC)	281
Total of IBNR Liabilities Net of Impact of ADC	71
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	407	385	330	241
2025 Prior Year Development Excluding the Impact of ADC	22
Total of IBNR Liabilities Plus Expected Development on Reported Claims	145
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 205	140	83	18
Cumulative Number of Reported Claims | claim	4,084
Incurred Impact of ADC	$ 31
IBNR Impact of ADC	21
2025 (Net of Impact of ADC)	376
Total of IBNR Liabilities Net of Impact of ADC	124
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	514	494	424
2025 Prior Year Development Excluding the Impact of ADC	20
Total of IBNR Liabilities Plus Expected Development on Reported Claims	247
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 160	83	23
Cumulative Number of Reported Claims | claim	4,490
Incurred Impact of ADC	$ 59
IBNR Impact of ADC	40
2025 (Net of Impact of ADC)	455
Total of IBNR Liabilities Net of Impact of ADC	208
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	609	551
2025 Prior Year Development Excluding the Impact of ADC	58
Total of IBNR Liabilities Plus Expected Development on Reported Claims	391
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 112	27
Cumulative Number of Reported Claims | claim	4,290
Incurred Impact of ADC	$ 77
IBNR Impact of ADC	62
2025 (Net of Impact of ADC)	532
Total of IBNR Liabilities Net of Impact of ADC	329
Global Wholesale & Specialty | Casualty Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	568
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	485
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 24
Cumulative Number of Reported Claims | claim	3,176
Incurred Impact of ADC	$ 0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	568
Total of IBNR Liabilities Net of Impact of ADC	485
Global Wholesale & Specialty | Casualty Insurance | Short Duration Insurance Contracts Accident Years Prior To Current Year
Claims Development [Line Items]
2025 Prior Year Development Excluding the Impact of ADC	71
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Liability for unpaid claims and claims adjustment expense, incurred claims	2
Global Wholesale & Specialty | Casualty Insurance | Incurred Impact Of Adverse Development Cover
Claims Development [Line Items]
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,453
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	9
Global Wholesale & Specialty | Casualty Insurance | Short Duration Insurance Contracts Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	8
Incurred Impact of ADC	210
Global Wholesale & Specialty | Casualty Insurance | Short Duration Insurance Contracts IBNR Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	1
IBNR Impact of ADC	144
Global Wholesale & Specialty | Casualty Insurance | Net Of Impact Of Adverse Development Reinsurance Cover
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,501
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	29
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,717
Global Wholesale & Specialty | Casualty Insurance | Short Duration Insurance Contracts INBR Liabilities Net Of Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	8
Total of IBNR Liabilities Net of Impact of ADC	1,309
Global Wholesale & Specialty | Property Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	4,036
2025 Prior Year Development Excluding the Impact of ADC	(54)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	319
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	3,510
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	526
Incurred Impact of ADC	10
IBNR Impact of ADC	4
2025 (Net of Impact of ADC)	4,026
Total of IBNR Liabilities Net of Impact of ADC	315
All outstanding liabilities prior to 2016, net of reinsurance	0
Global Wholesale & Specialty | Property Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	255	255	255	255	252	248	246	238	235	242
2025 Prior Year Development Excluding the Impact of ADC	(1)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	255	255	255	254	252	251	245	229	210	140
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	255
Total of IBNR Liabilities Net of Impact of ADC	0
Global Wholesale & Specialty | Property Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	432	432	434	432	432	418	410	409	396
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	432	432	431	429	415	405	385	353	164
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	432
Total of IBNR Liabilities Net of Impact of ADC	0
Global Wholesale & Specialty | Property Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	358	358	357	351	336	318	321	336
2025 Prior Year Development Excluding the Impact of ADC	1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	358	358	356	352	331	307	294	207
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	359
Total of IBNR Liabilities Net of Impact of ADC	0
Global Wholesale & Specialty | Property Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	281	283	286	277	264	271	275
2025 Prior Year Development Excluding the Impact of ADC	(1)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	279	278	275	268	244	235	184
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	281
Total of IBNR Liabilities Net of Impact of ADC	2
Global Wholesale & Specialty | Property Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	376	376	382	378	399	484
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	366	364	360	351	341	266
Incurred Impact of ADC	1
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	375
Total of IBNR Liabilities Net of Impact of ADC	4
Global Wholesale & Specialty | Property Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	480	487	465	478	510
2025 Prior Year Development Excluding the Impact of ADC	(7)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	9
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	458	450	443	409	293
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	480
Total of IBNR Liabilities Net of Impact of ADC	9
Global Wholesale & Specialty | Property Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	508	514	568	575
2025 Prior Year Development Excluding the Impact of ADC	(6)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	11
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	473	464	451	347
Incurred Impact of ADC	1
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	507
Total of IBNR Liabilities Net of Impact of ADC	11
Global Wholesale & Specialty | Property Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	484	501	542
2025 Prior Year Development Excluding the Impact of ADC	(18)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	37
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	422	395	355
Incurred Impact of ADC	2
IBNR Impact of ADC	1
2025 (Net of Impact of ADC)	481
Total of IBNR Liabilities Net of Impact of ADC	36
Global Wholesale & Specialty | Property Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	347	369
2025 Prior Year Development Excluding the Impact of ADC	(22)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	45
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	232	151
Incurred Impact of ADC	5
IBNR Impact of ADC	3
2025 (Net of Impact of ADC)	343
Total of IBNR Liabilities Net of Impact of ADC	42
Global Wholesale & Specialty | Property Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	515
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	211
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	236
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	515
Total of IBNR Liabilities Net of Impact of ADC	211
Global Wholesale & Specialty | Property Insurance | Short Duration Insurance Contracts Accident Years Prior To Current Year
Claims Development [Line Items]
2025 Prior Year Development Excluding the Impact of ADC	(55)
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Liability for unpaid claims and claims adjustment expense, incurred claims	(1)
Global Wholesale & Specialty | Property Insurance | Incurred Impact Of Adverse Development Cover
Claims Development [Line Items]
Total of IBNR Liabilities Plus Expected Development on Reported Claims	319
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Global Wholesale & Specialty | Property Insurance | Short Duration Insurance Contracts Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Incurred Impact of ADC	10
Global Wholesale & Specialty | Property Insurance | Short Duration Insurance Contracts IBNR Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
IBNR Impact of ADC	4
Global Wholesale & Specialty | Property Insurance | Net Of Impact Of Adverse Development Reinsurance Cover
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	3,510
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	516
Global Wholesale & Specialty | Property Insurance | Short Duration Insurance Contracts INBR Liabilities Net Of Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Total of IBNR Liabilities Net of Impact of ADC	315
Global Wholesale & Specialty | Facultative Casualty Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,868
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,154
Liabilities for claims and claim adjustment expenses, net of reinsurance	1,800
All outstanding liabilities prior to 2016, net of reinsurance	87
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	139	137	134	132	122	119	98	90	86	74
Total of IBNR Liabilities Plus Expected Development on Reported Claims	6
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	118	116	111	98	85	74	41	23	9	3
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	159	161	156	150	140	136	120	101	88
Total of IBNR Liabilities Plus Expected Development on Reported Claims	8
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	141	134	124	109	89	72	40	19	3
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	180	180	170	161	143	135	119	94
Total of IBNR Liabilities Plus Expected Development on Reported Claims	12
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	157	143	128	107	78	52	31	9
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	211	198	186	177	164	162	126
Total of IBNR Liabilities Plus Expected Development on Reported Claims	18
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	160	136	111	80	50	25	14
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	250	236	226	226	229	196
Total of IBNR Liabilities Plus Expected Development on Reported Claims	37
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	173	138	85	47	24	7
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	301	304	310	304	269
Total of IBNR Liabilities Plus Expected Development on Reported Claims	79
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	152	122	63	26	9
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	310	315	320	318
Total of IBNR Liabilities Plus Expected Development on Reported Claims	144
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	105	67	27	10
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	397	395	383
Total of IBNR Liabilities Plus Expected Development on Reported Claims	255
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	75	35	12
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	483	443
Total of IBNR Liabilities Plus Expected Development on Reported Claims	384
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	47	22
Global Wholesale & Specialty | Facultative Casualty Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	438
Total of IBNR Liabilities Plus Expected Development on Reported Claims	392
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	26
Global Wholesale & Specialty | Facultative Property Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	2,105
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,258
Liabilities for claims and claim adjustment expenses, net of reinsurance	851
All outstanding liabilities prior to 2016, net of reinsurance	4
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	76	76	75	75	76	77	78	74	76	66
Total of IBNR Liabilities Plus Expected Development on Reported Claims	0
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	74	73	71	71	70	68	65	57	42	15
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	129	127	125	125	131	130	118	110	113
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	120	120	118	117	111	105	88	61	18
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	94	94	91	92	92	90	94	76
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	84	84	81	79	70	59	38	12
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	94	94	88	91	94	115	95
Total of IBNR Liabilities Plus Expected Development on Reported Claims	2
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	88	80	70	64	54	34	13
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	150	151	145	171	200	206
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	135	127	111	91	65	29
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	218	225	239	252	269
Total of IBNR Liabilities Plus Expected Development on Reported Claims	4
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	201	164	120	67	23
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	251	244	253	276
Total of IBNR Liabilities Plus Expected Development on Reported Claims	17
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	183	154	83	32
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	334	342	378
Total of IBNR Liabilities Plus Expected Development on Reported Claims	55
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	178	123	56
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	385	434
Total of IBNR Liabilities Plus Expected Development on Reported Claims	149
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	116	63
Global Wholesale & Specialty | Facultative Property Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	373
Total of IBNR Liabilities Plus Expected Development on Reported Claims	207
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	78
Legacy Segment | Casualty Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	10,651
2025 Prior Year Development Excluding the Impact of ADC	479
Total of IBNR Liabilities Plus Expected Development on Reported Claims	3,960
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	5,368
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	138
Liabilities for claims and claim adjustment expenses, net of reinsurance	5,421
Incurred Impact of ADC	973
IBNR Impact of ADC	687
2025 (Net of Impact of ADC)	9,678
Total of IBNR Liabilities Net of Impact of ADC	3,273
All outstanding liabilities prior to 2016, net of reinsurance	138
Legacy Segment | Casualty Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	447	437	419	414	392	421	449	425	393	398
2025 Prior Year Development Excluding the Impact of ADC	11
Total of IBNR Liabilities Plus Expected Development on Reported Claims	13
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 413	405	391	375	341	324	273	222	136	46
Cumulative Number of Reported Claims | claim	29,323
Incurred Impact of ADC	$ 9
IBNR Impact of ADC	4
2025 (Net of Impact of ADC)	439
Total of IBNR Liabilities Net of Impact of ADC	9
Legacy Segment | Casualty Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	537	525	492	456	433	473	445	440	446
2025 Prior Year Development Excluding the Impact of ADC	12
Total of IBNR Liabilities Plus Expected Development on Reported Claims	21
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 485	474	438	409	354	308	229	143	45
Cumulative Number of Reported Claims | claim	33,391
Incurred Impact of ADC	$ 12
IBNR Impact of ADC	5
2025 (Net of Impact of ADC)	525
Total of IBNR Liabilities Net of Impact of ADC	16
Legacy Segment | Casualty Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	704	687	633	561	525	530	508	520
2025 Prior Year Development Excluding the Impact of ADC	17
Total of IBNR Liabilities Plus Expected Development on Reported Claims	34
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 632	597	537	461	335	251	170	51
Cumulative Number of Reported Claims | claim	34,170
Incurred Impact of ADC	$ 16
IBNR Impact of ADC	8
2025 (Net of Impact of ADC)	688
Total of IBNR Liabilities Net of Impact of ADC	27
Legacy Segment | Casualty Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	942	942	793	603	615	607	639
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	86
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 787	719	556	413	307	188	57
Cumulative Number of Reported Claims | claim	37,683
Incurred Impact of ADC	$ 37
IBNR Impact of ADC	20
2025 (Net of Impact of ADC)	905
Total of IBNR Liabilities Net of Impact of ADC	66
Legacy Segment | Casualty Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	891	934	790	781	812	763
2025 Prior Year Development Excluding the Impact of ADC	(43)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	135
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 669	541	425	295	186	53
Cumulative Number of Reported Claims | claim	37,815
Incurred Impact of ADC	$ 51
IBNR Impact of ADC	31
2025 (Net of Impact of ADC)	839
Total of IBNR Liabilities Net of Impact of ADC	104
Legacy Segment | Casualty Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,246	1,223	954	943	986
2025 Prior Year Development Excluding the Impact of ADC	22
Total of IBNR Liabilities Plus Expected Development on Reported Claims	293
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 793	608	381	202	91
Cumulative Number of Reported Claims | claim	43,695
Incurred Impact of ADC	$ 103
IBNR Impact of ADC	65
2025 (Net of Impact of ADC)	1,143
Total of IBNR Liabilities Net of Impact of ADC	228
Legacy Segment | Casualty Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,565	1,434	1,020	1,110
2025 Prior Year Development Excluding the Impact of ADC	131
Total of IBNR Liabilities Plus Expected Development on Reported Claims	587
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 738	501	226	66
Cumulative Number of Reported Claims | claim	47,084
Incurred Impact of ADC	$ 187
IBNR Impact of ADC	129
2025 (Net of Impact of ADC)	1,379
Total of IBNR Liabilities Net of Impact of ADC	457
Legacy Segment | Casualty Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,637	1,448	1,134
2025 Prior Year Development Excluding the Impact of ADC	189
Total of IBNR Liabilities Plus Expected Development on Reported Claims	791
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 533	241	73
Cumulative Number of Reported Claims | claim	45,305
Incurred Impact of ADC	$ 267
IBNR Impact of ADC	193
2025 (Net of Impact of ADC)	1,370
Total of IBNR Liabilities Net of Impact of ADC	598
Legacy Segment | Casualty Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,522	1,382
2025 Prior Year Development Excluding the Impact of ADC	139
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1,013
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 255	62
Cumulative Number of Reported Claims | claim	40,976
Incurred Impact of ADC	$ 291
IBNR Impact of ADC	233
2025 (Net of Impact of ADC)	1,231
Total of IBNR Liabilities Net of Impact of ADC	780
Legacy Segment | Casualty Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,159
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	988
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	$ 64
Cumulative Number of Reported Claims | claim	27,951
Incurred Impact of ADC	$ 0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	1,159
Total of IBNR Liabilities Net of Impact of ADC	988
Legacy Segment | Casualty Insurance | Short Duration Insurance Contracts Accident Years Prior To Current Year
Claims Development [Line Items]
2025 Prior Year Development Excluding the Impact of ADC	540
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Liability for unpaid claims and claims adjustment expense, incurred claims	61
Legacy Segment | Casualty Insurance | Incurred Impact Of Adverse Development Cover
Claims Development [Line Items]
Total of IBNR Liabilities Plus Expected Development on Reported Claims	4,025
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	65
Legacy Segment | Casualty Insurance | Short Duration Insurance Contracts Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	41
Incurred Impact of ADC	1,014
Legacy Segment | Casualty Insurance | Short Duration Insurance Contracts IBNR Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	23
IBNR Impact of ADC	710
Legacy Segment | Casualty Insurance | Net Of Impact Of Adverse Development Reinsurance Cover
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	5,368
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	97
Liabilities for claims and claim adjustment expenses, net of reinsurance	4,407
Legacy Segment | Casualty Insurance | Short Duration Insurance Contracts INBR Liabilities Net Of Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	43
Total of IBNR Liabilities Net of Impact of ADC	3,315
Legacy Segment | Property Insurance
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	1,670
2025 Prior Year Development Excluding the Impact of ADC	(51)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	275
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,144
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	526
Incurred Impact of ADC	20
IBNR Impact of ADC	10
2025 (Net of Impact of ADC)	1,650
Total of IBNR Liabilities Net of Impact of ADC	265
All outstanding liabilities prior to 2016, net of reinsurance	0
Legacy Segment | Property Insurance | Accident Year 2016
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	57	57	58	56	59	61	57	57	56	54
2025 Prior Year Development Excluding the Impact of ADC	(1)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	56	56	56	56	56	56	56	54	48	$ 28
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	56
Total of IBNR Liabilities Net of Impact of ADC	1
Legacy Segment | Property Insurance | Accident Year 2017
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	95	95	93	91	74	90	91	101	102
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	94	94	90	88	86	84	79	75	$ 17
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	95
Total of IBNR Liabilities Net of Impact of ADC	1
Legacy Segment | Property Insurance | Accident Year 2018
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	85	88	88	91	81	95	92	80
2025 Prior Year Development Excluding the Impact of ADC	(3)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	84	83	83	82	79	78	70	$ 39
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	84
Total of IBNR Liabilities Net of Impact of ADC	1
Legacy Segment | Property Insurance | Accident Year 2019
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	109	110	108	108	101	102	91
2025 Prior Year Development Excluding the Impact of ADC	(2)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	1
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	108	107	104	102	99	90	$ 48
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	109
Total of IBNR Liabilities Net of Impact of ADC	1
Legacy Segment | Property Insurance | Accident Year 2020
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	136	136	136	133	112	131
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	3
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	132	130	127	117	76	$ 35
Incurred Impact of ADC	1
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	135
Total of IBNR Liabilities Net of Impact of ADC	3
Legacy Segment | Property Insurance | Accident Year 2021
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	130	146	139	123	147
2025 Prior Year Development Excluding the Impact of ADC	(16)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	9
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	120	117	105	79	$ 31
Incurred Impact of ADC	1
IBNR Impact of ADC	1
2025 (Net of Impact of ADC)	129
Total of IBNR Liabilities Net of Impact of ADC	8
Legacy Segment | Property Insurance | Accident Year 2022
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	165	190	242	216
2025 Prior Year Development Excluding the Impact of ADC	(25)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	9
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	149	136	120	$ 35
Incurred Impact of ADC	3
IBNR Impact of ADC	2
2025 (Net of Impact of ADC)	162
Total of IBNR Liabilities Net of Impact of ADC	7
Legacy Segment | Property Insurance | Accident Year 2023
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	183	194	204
2025 Prior Year Development Excluding the Impact of ADC	(11)
Total of IBNR Liabilities Plus Expected Development on Reported Claims	22
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	147	131	$ 51
Incurred Impact of ADC	5
IBNR Impact of ADC	3
2025 (Net of Impact of ADC)	179
Total of IBNR Liabilities Net of Impact of ADC	20
Legacy Segment | Property Insurance | Accident Year 2024
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	269	262
2025 Prior Year Development Excluding the Impact of ADC	7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	29
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	148	$ 55
Incurred Impact of ADC	10
IBNR Impact of ADC	4
2025 (Net of Impact of ADC)	259
Total of IBNR Liabilities Net of Impact of ADC	25
Legacy Segment | Property Insurance | Accident Year 2025
Claims Development [Line Items]
Ultimate incurred loss and allocated loss adjustment expenses, net of reinsurance	442
2025 Prior Year Development Excluding the Impact of ADC	0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	201
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	105
Incurred Impact of ADC	0
IBNR Impact of ADC	0
2025 (Net of Impact of ADC)	442
Total of IBNR Liabilities Net of Impact of ADC	201
Legacy Segment | Property Insurance | Short Duration Insurance Contracts Accident Years Prior To Current Year
Claims Development [Line Items]
2025 Prior Year Development Excluding the Impact of ADC	(50)
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Liability for unpaid claims and claims adjustment expense, incurred claims	1
Legacy Segment | Property Insurance | Incurred Impact Of Adverse Development Cover
Claims Development [Line Items]
Total of IBNR Liabilities Plus Expected Development on Reported Claims	276
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Legacy Segment | Property Insurance | Short Duration Insurance Contracts Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Incurred Impact of ADC	20
Legacy Segment | Property Insurance | Short Duration Insurance Contracts IBNR Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
IBNR Impact of ADC	10
Legacy Segment | Property Insurance | Net Of Impact Of Adverse Development Reinsurance Cover
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	1,144
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Liabilities for claims and claim adjustment expenses, net of reinsurance	506
Legacy Segment | Property Insurance | Short Duration Insurance Contracts INBR Liabilities Net Of Impact Of Last Ten Accident Years
Claims Development [Line Items]
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below	0
Short duration insurance contracts liability for unpaid claims and allocated claim adjustment expense net prior	0
Total of IBNR Liabilities Net of Impact of ADC	$ 265